Consolidated Statements of Changes in Shareholders Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Total	Number of Common Shares	Share capital subscription	Retained Earnings (Accumulated Deficit)	Additional Paid-In Capital
Balance, shares at Dec. 31, 2021		85,546
Balance, amount at Dec. 31, 2021	$ (506)	$ 165,061	$ (589)	$ (192,562)	$ 27,584
Statement [Line Items]
Share issuance for cash and share subscription, shares		3,984
Share issuance for cash and share subscription, amount	4,266	$ 4,834	0	0	(568)
Warrants issued	1,741				1,741
Stock-based compensation and service fee, amount	509	$ 2,365	0	0	(1,856)
Stock-based compensation and service fee, shares		1,735
Net loss	(5,237)	$ 0	0	(5,237)	0
Balance, amount at Sep. 30, 2022	773	$ 172,260	(589)	(197,799)	26,901
Balance, shares at Sep. 30, 2022		91,265
Balance, shares at Dec. 31, 2022		90,515
Balance, amount at Dec. 31, 2022	(482)	$ 171,671	0	(199,138)	26,985
Statement [Line Items]
Stock-based compensation and service fee, amount	113	$ 0	0	0	113
Stock-based compensation and service fee, shares		750
Net loss	(3,533)	$ 0	0	(3,533)	0
Share and warrants issuance for cash, shares		2,000
Share and warrants issuance for cash, amount	2,000	$ 1,682	0	0	318
Balance, amount at Sep. 30, 2023	$ (1,902)	$ 173,353	$ 0	$ (202,671)	$ 27,416
Balance, shares at Sep. 30, 2023		93,265